Reinsurance - Schedule of Reinsurance ceded amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Interest credited to contractholder funds	$ 4,307	$ 4,533	$ 4,805
Prudential
Effects of Reinsurance [Line Items]
Premiums and contract charges	4,797	5,189	5,401
Contract benefits	(890)	1,459	(3,251)
Interest credited to contractholder funds	4,307	4,533	4,805
Operating costs and expenses	$ 867	$ 868	$ 943